Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
Securities

NOTE 2—SECURITIES

The following table summarizes the amortized cost and fair value of securities available-for-sale at December 31, 2011 and 2010 and the corresponding amounts of gross unrealized gains and losses recognized in accumulated other comprehensive income.

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2011
U.S. Treasury and federal agency	$1,512,594	$10,079	$0	$1,522,673
Mortgage-backed residential:
Guaranteed by GNMA	4,577,382	64,360	(6,828)	4,634,914
Issued by FHLMC	1,303,203	49,088	0	1,352,291
Issued by FNMA	1,242,627	112,280	0	1,354,907
Tax-free municipal	5,746,801	355,410	0	6,102,211
Taxable municipal	827,875	20,437	(2,277)	846,035

	$15,210,482	$611,654	$(9,105)	$15,813,031

December 31, 2010
Mortgage-backed residential:
Guaranteed by GNMA	$4,048,961	$2,936	$(45,584)	$4,006,313
Issued by FHLMC	1,556,847	80,434	0	1,637,281
Issued by FNMA	1,927,112	131,517	(174)	2,058,455
Tax-free municipal	4,890,165	158,571	(3,258)	5,045,478
Taxable municipal	253,625	0	(7,955)	245,670

	$12,676,710	$373,458	$(56,971)	$12,993,197

All mortgage-backed securities are residential mortgage-backed securities guaranteed or issued by U.S. government sponsored entities.

The proceeds from sales and calls of securities and the associated gross gains and losses are listed below:

	December 31,
	2011	2010
Proceeds of sales	$693,488	$0
Proceeds of calls	600,000	0
Gross gains	23,158	0
Gross losses	(19,224)	0

The amortized cost and fair value of debt securities at year-end 2011 by contractual maturity were as follows. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with our without call or prepayment penalties. Mortgage-backed securities, which are not due at a single maturity date, are shown separately.

	Amortized Cost	Fair Value
Less than one year	$120,029	$121,159
One to five years	1,678,383	1,782,871
Five to ten years	3,942,442	4,175,847
Ten to fifteen years	2,346,416	2,391,042
Mortgage—backed residential	7,123,212	7,342,112

	$15,210,482	$15,813,031

At year-end 2011 and 2010, securities with carrying values of $9,392,000 and $6,588,820, respectively, were pledged to secure public deposits, borrowings and for other purposes as required or permitted by law.

At year-end 2011 and 2010, there were no holdings of securities of any one issuer, other than Ginnie Mae, Fannie Mae and Freddie Mac, in an amount greater than 10% of shareholders' equity. The U.S. Government has affirmed their support for the obligations of these entities.

Securities with unrealized losses at year-end 2011 and 2010, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

	Less than 12 Months		12 Months or more		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss	Value	Loss
December 31, 2011
U.S. Treasury and federal agency	$0	$0	$0	$0	$0	$0
Mortgage backed residential:
Guaranteed by GNMA	789,603	(6,828)	0	0	789,603	(6,828)
Issued by FNMA	0	0	0	0	0	0
Issued by FHLMC	0	0	0	0	0	0
Tax-free municipal	0	0	0	0	0	0
Taxable municipal	261,585	(2,277)	0	0	261,585	(2,277)

Total	$1,051,188	$(9,105)	$0	$0	$1,051,188	$(9,105)

December 31, 2010
U.S. Treasury and federal agency	$0	$0	$0	$0	$0	$0
Mortgage backed residential:
Guaranteed by GNMA	3,499,522	(45,584)	0	0	3,499,522	(45,584)
Issued by FNMA	48,751	(174)	0	0	48,751	(174)
Issued by FHLMC	0	0	0	0	0	0
Tax-free municipal	396,740	(3,258)	0	0	396,740	(3,258)
Taxable municipal	245,670	(7,955)	0	0	245,670	(7,955)

Total	$4,190,683	$(56,971)	$0	$0	$4,190,683	$(56,971)

As of December 31, 2011, the unrealized loss on one debt security issued by a municipality has not been recognized in income because the issuer's securities have maintained their initial rating and periodic review of the issuer's financial condition does not indicate any deterioration in their financial performance. Management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery. The decline in fair value is largely due to changes in interest rates and other market conditions. The fair value is expected to recover as the securities approach maturity.

Unrealized losses on mortgage-backed securities have not been recognized into income because the decline in fair value is attributable to changes in interest rates and not credit quality, and because the Company does not have the intent to sell these securities and it is likely it will not be required to sell the securities before their anticipated recovery. The Company does not consider these securities to be other-than-temporarily impaired at December 31, 2011.